EQUITY (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 13, 2020	Aug. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares				$ 18,060,447	$ 17,308,453
Shares issued for cash				2,556,739	2,655,739	3,127,442
Proceeds from sale of future shares, net				2,605,215	2,701,215	3,127,442
Equity portion of the debt note classified value net of discount and cost of fund raise		$ 3,867,850			6,893,064
Proceeds from sale of future shares				27,046,599	35,098,001
Purchase of treasury shares	$ 250,000
Increase (decrease) through share-based payment transactions, equity			402,565	106,685	1,308,784	293,837
[custom:UnamortizedShareBasedCompensation]			2,212,699		3,975,722
Accrued interest converted			6,147,954
Accrued interest principal			$ 846,345
Ordinary shares issued			23,046,941
Ordinary shares converting			$ 65,109
[custom:IncreaseDecreaseThroughSharebasedPaymentTransaction]				150,317
Entrepreneur resorts [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			60,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			79,133
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			70,047
Senior secured convertible note [member] | Genius group ltd [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Aggregate principal amount converted		18,130,000			18,130,000
Purchase of shares		$ 17,000,000			17,000,000
Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Number of share options with the grant date value			$ 646,922		2,189,351	181,559
Genius group ltd ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of share options with the grant date value						2,600,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares			$ 0	15,676,334	15,473,334	3,127,442
Shares issued for cash				273,476	270,476
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Shares issued for cash				22,581,816	22,581,816
Proceeds from sale of future shares, net				15,402,858	15,202,858
GeniusU limited ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares issued for cash				$ 2,556,739	2,655,739	3,308,617
Shares issued value for settlement of loan							$ 350,000
Shares issued value for payable in cash upon exercise							$ 250,000
GeniusU limited ordinary shares [member] | Convertible debt instrument [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligations					$ 936,543	$ 177,689
Genius group ltd ordinary shares [member] | Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share based payment arrangement shares			842,127		560,188	14,306